Nature of Operations and Organization (Details) $ in Thousands				12 Months Ended
	Sep. 30, 2019 USD ($) terminal	Jul. 10, 2018 USD ($)	Mar. 30, 2018 USD ($)	Mar. 31, 2019 USD ($) terminal	Mar. 31, 2018 USD ($)	Mar. 31, 2017 USD ($)	Jun. 30, 2018
Nature of Operations and Organization
Proceeds from divestitures of businesses and investments, net				$ 335,809	$ 329,780	$ 134,370
Ownership interest				0.00%			50.00%
Liquids
Nature of Operations and Organization
Number of owned terminals | terminal				27
Retail Propane Segment - East
Nature of Operations and Organization
Proceeds from divestitures of businesses and investments, net		$ 889,800
Retail Propane Segment - West
Nature of Operations and Organization
Proceeds from divestitures of businesses and investments, net			$ 212,400
TransMontaigne Product Services, LLC | Refined products and renewables
Nature of Operations and Organization
Number of owned terminals | terminal	2
Proceeds from divestitures of businesses and investments, net	$ 275,500
Number of terminals to be utilized | terminal	19